Subsequent Events (Details)				1 Months Ended		9 Months Ended	12 Months Ended
	May 08, 2020 shares	Mar. 05, 2020 shares	Mar. 02, 2020 shares	Feb. 29, 2020	Jun. 30, 2018	Sep. 30, 2020 shares	Dec. 31, 2019 shares	Jan. 24, 2020 shares	Dec. 31, 2018 shares
Subsequent Event [Line Items]
Stock split					10	10	10
Class A common stock
Subsequent Event [Line Items]
Common stock outstanding						109,885,079	99,014,030		87,669,412
Class B common stock
Subsequent Event [Line Items]
Common stock outstanding						61,345,161	50,525,891		44,197,558
Kazam
Subsequent Event [Line Items]
Number of founder shares received from sponsor		20,000	20,000
Subsequent event | Kazam
Subsequent Event [Line Items]
Number of founder shares received from sponsor			20,000
Flying Eagle Acquisition Corp [Member]
Subsequent Event [Line Items]
Common stock outstanding		17,250,000
Flying Eagle Acquisition Corp [Member] | Class A common stock
Subsequent Event [Line Items]
Common stock outstanding						2,909,621		0
Flying Eagle Acquisition Corp [Member] | Class B common stock
Subsequent Event [Line Items]
Common stock outstanding						17,250,000		17,250,000
Flying Eagle Acquisition Corp [Member] | Sponsor
Subsequent Event [Line Items]
Number of founder shares held by sponsor	17,190,000	17,210,000	14,335,000
Flying Eagle Acquisition Corp [Member] | Messrs. Delman
Subsequent Event [Line Items]
Number of founder shares received from sponsor			20,000
Flying Eagle Acquisition Corp [Member] | Subsequent event | Class B common stock
Subsequent Event [Line Items]
Stock split				1
Common stock outstanding		17,250,000
Flying Eagle Acquisition Corp [Member] | Subsequent event | Sponsor
Subsequent Event [Line Items]
Number of founder shares held by sponsor			14,335,000
Flying Eagle Acquisition Corp [Member] | Subsequent event | Sponsor | Class B common stock
Subsequent Event [Line Items]
Number of founder shares held by sponsor		17,210,000
Stock split		1
Flying Eagle Acquisition Corp [Member] | Subsequent event | Messrs. Delman
Subsequent Event [Line Items]
Number of founder shares received from sponsor			20,000
Flying Eagle Acquisition Corp [Member] | Subsequent event | Kazam
Subsequent Event [Line Items]
Number of founder shares received from sponsor			20,000